Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments Abstract [Abstract]
Disclosure Of Financial Instruments Explanatory

6. Financial Assets and Financial Liabilities

6.1 Classification and Fair Value of Financial Instruments

6.1.1 Carrying amount and fair value of financial assets and liabilities as of December 31, 2018 and 2019, are as follows:

	2018
	Carrying amount		Fair value
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	20,274,490	￦	20,271,261
Financial assets at fair value through profit or loss		50,987,847		50,987,847
Due from financial institutions		381,719		381,719
Debt securities		48,285,482		48,285,482
Equity securities		1,287,662		1,287,662
Loans		954,176		954,176
Others		78,808		78,808
Derivatives held for trading		1,915,532		1,915,532
Derivatives held for hedging		110,430		110,430
Loans at amortized cost		319,201,603		320,003,844
Securities measured at amortized cost		23,661,522		24,159,137
Financial assets measured at fair value through other comprehensive income		38,003,572		38,003,572
Debt securities		35,243,634		35,243,634
Equity securities		2,370,116		2,370,116
Loans		389,822		389,822
Others		8,133,556		8,133,556

Total	￦	462,288,552	￦	463,585,179

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,823,820	￦	2,823,820
Financial liabilities designated at fair value through profit or loss		12,503,039		12,503,039
Derivatives held for trading		2,724,994		2,724,994
Derivatives held for hedging		176,253		176,253
Deposits		276,770,449		277,423,194
Debts		33,004,834		33,028,205
Debentures		53,278,697		53,771,564
Other financial liabilities		19,828,307		19,833,885

Total	￦	401,110,393	￦	402,284,954

	2019
	Carrying amount		Fair value
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	20,837,878	￦	20,835,235
Financial assets at fair value through profit or loss		53,549,086		53,549,086
Due from financial institutions		216,367		216,367
Debt securities		50,721,526		50,721,526
Equity securities		2,103,843		2,103,843
Loans		427,545		427,545
Others		79,805		79,805
Derivatives held for trading		3,008,598		3,008,598
Derivatives held for hedging		182,075		182,075
Loans at amortized cost		339,684,059		340,836,884
Securities measured at amortized cost		25,346,555		26,570,494
Financial assets measured at fair value through other comprehensive income		46,436,051		46,436,051
Debt securities		43,556,848		43,556,848
Equity securities		2,504,105		2,504,105
Loans		375,098		375,098
Others		9,147,059		9,147,059

Total	￦	498,191,361	￦	500,565,482

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,663,327	￦	2,663,327
Financial liabilities designated at fair value through profit or loss		12,704,826		12,704,826
Derivatives held for trading		2,842,950		2,842,950
Derivatives held for hedging		164,391		164,391
Deposits		305,592,771		306,048,291
Debts		37,818,860		37,808,944
Debentures		50,935,583		51,558,748
Other financial liabilities		22,629,587		22,629,587

Total	￦	435,352,295	￦	436,421,064

The fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an ordinary transaction between market participants. For each class of financial assets and financial liabilities, the Group discloses the fair value of that class of assets and liabilities in a way that permits it to be compared with its carrying amount at the end of each reporting period. The best evidence of fair value of financial instruments is a quoted price in an active market.

Methods of determining fair value for financial instruments are as follows:

Cash and due from financial institutions	The carrying amounts of cash and demand due from financial institutions and payment due from financial institutions are a reasonable approximation of fair values. These financial instruments do not have a fixed maturity and are receivable on demand. Fair value of ordinary due from financial institutions is measured using DCF model (Discounted Cash Flow Model).

Investment securities	The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.

Loans at amortized cost	DCF model is used to determine the fair value of loans. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at appropriate discount rate.

Derivatives and Financial instruments at fair value through profit or loss	For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.

Deposits	Carrying amount of demand deposits is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using a DCF model. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Debts	Carrying amount of overdraft in foreign currency is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other debts is determined using a DCF model discounting contractual future cash flows at an appropriate discount rate.

Debentures	Fair value is determined by using the valuations of external professional valuation institution, which are calculated using market inputs.

Other financial assets and liabilities	The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined.

6.1.2 Fair value hierarchy

The Group believes that valuation methods used for measuring the fair values of financial instruments are reasonable and that the fair values recognized in the statements of financial position are appropriate. However, the fair values of the financial instruments recognized in the statements of financial position may be different if other valuation methods or assumptions are used. Additionally, as there is a variety of valuation techniques and assumptions used in measuring fair value, it may be difficult to reasonably compare the fair value with that of other financial institutions.

The Group classifies and discloses fair value of the financial instruments into the three-level hierarchy as follows:

Level 1: The fair values are based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2: The fair values are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: The fair values are based on unobservable inputs for the asset or liability

When the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Assessing the significance of a particular input to the entire measurement requires judgment, taking into account factors specific to the asset or liability. If a fair value measurement uses observable inputs that require significant adjustment based on unobservable inputs, that measurement is a Level 3 measurement.

Fair value hierarchy of financial assets and liabilities measured at fair value in the statements of financial position

The fair value hierarchy of financial assets and liabilities measured at fair value in the statements of financial position as of December 31, 2018 and 2019, is as follows:

	2018
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss
Due from financial institutions	￦	—	￦	332,976	￦	48,743	￦	381,719
Debt securities		11,312,317		29,879,850		7,093,315		48,285,482
Equity securities		737,808		178,309		371,545		1,287,662
Loans		—		740,973		213,203		954,176
Others		78,808		—		—		78,808

Sub-total		12,128,933		31,132,108		7,726,806		50,987,847

Derivatives held for trading		67,436		1,737,033		111,063		1,915,532
Derivatives held for hedging		—		110,430		—		110,430

Financial assets measured at fair value through other comprehensive income
Debt securities		9,542,948		25,700,686		—		35,243,634
Equity securities		971,367		66,031		1,332,718		2,370,116
Loans		—		389,822		—		389,822

Sub-total		10,514,315		26,156,539		1,332,718		38,003,572

Total	￦	22,710,684	￦	59,136,110	￦	9,170,587	￦	91,017,381

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,823,820	￦	—	￦	—	￦	2,823,820
Financial liabilities designated at fair value through profit or loss		126		1,629,530		10,873,383		12,503,039
Derivatives held for trading		479,264		1,834,536		411,194		2,724,994
Derivatives held for hedging		—		176,253		—		176,253

Total	￦	3,303,210	￦	3,640,319	￦	11,284,577	￦	18,228,106

	2019
	Fair value hierarchy
	Level 1		Level 2		Level 3(*)		Total
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss
Due from financial institutions	￦	—	￦	165,242	￦	51,125	￦	216,367
Debt securities		9,853,733		30,735,027		10,132,766		50,721,526
Equity securities		1,244,178		336,389		523,276		2,103,843
Loans		—		239,412		188,133		427,545
Others		79,805		—		—		79,805

Sub-total		11,177,716		31,476,070		10,895,300		53,549,086

Derivatives held for trading		72,983		2,398,831		536,784		3,008,598
Derivatives held for hedging		—		182,075		—		182,075

Financial assets measured at fair value through other comprehensive income
Debt securities		14,236,566		29,320,282		—		43,556,848
Equity securities		952,427		69,280		1,482,398		2,504,105
Loans		—		375,098		—		375,098

Sub-total		15,188,993		29,764,660		1,482,398		46,436,051

Total	￦	26,439,692	￦	63,821,636	￦	12,914,482	￦	103,175,810

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,663,327	￦	—	￦	—	￦	2,663,327
Financial liabilities designated at fair value through profit or loss		492		1,482,302		11,222,032		12,704,826
Derivatives held for trading		157,634		2,458,498		226,818		2,842,950
Derivatives held for hedging		—		164,391		—		164,391

Total	￦	2,821,453	￦	4,105,191	￦	11,448,850	￦	18,375,494

(*)

Includes the KB Securities Co., Ltd.’s over-the-counter (OTC) derivatives consist of ￦ 2,459,478 million of financial assets at fair value through profit or loss-debt instruments, ￦ 11,222,032 million of financial liabilities at fair value through profit or loss, ￦ 536,714 of derivative financial assets and ￦ 226,333 of derivative financial liabilities.

Valuation techniques and the inputs used in the fair value measurement classified as Level 2

Financial assets and liabilities measured at fair value classified as Level 2 in the statements of financial position as of December 31, 2018 and 2019, are as follows:

	2018
	Fair value		Valuation techniques	Inputs
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss
Due from financial institutions	￦	332,976	One factor Hull-White Model, DCF Model	Discount rate, Volatility and others
Debt securities		29,879,850	DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Interest rate, Underlying asset price, Discount rate, Volatility and others
Equity securities		178,309	DCF Model	Interest rate, Discount rate and others

Loans		740,973	DCF Model	Interest rate, Discount rate and others

Sub-total		31,132,108

Derivatives held for trading		1,737,033	DCF Model, FDM, Closed Form, Option Model, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others	Underlying asset Index, Discount rate, Volatility, Foreign exchange rate, Stock price, Dividend rate and others
Derivatives held for hedging		110,430	DCF Model, Closed Form, FDM	Discount rate, Volatility, Foreign exchange rate and Others
Financial assets measured at fair value through other comprehensive income
Debt securities		25,700,686	DCF Model, Option model, Market value approach	Discount rate, Underlying asset Index, Volatility, Interest rate and others
Equity securities		66,031	DCF Model, Black-Scholes Model	Discount rate, Volatility, Price of Underlying asset and others
Loans		389,822	DCF Model	Discount rate

Sub-total		26,156,539

Total	￦	59,136,110

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,629,530	DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others	Price of Underlying asset, Discount rate, Dividend rate, Volatility
Derivatives held for trading		1,834,536	DCF Model, Closed Form, FDM and others	Discount rate, Price of Underlying asset , Volatility, Foreign exchange rate, Credit Spread, Stock price and others
Derivatives held for hedging		176,253	DCF Model, Closed Form, FDM and others	Discount rate, Volatility, Foreign exchange rate and others

Total	￦	3,640,319

	2019
	Fair value		Valuation techniques	Inputs
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss
Due from financial institutions	￦	165,242	DCF Model, One factor Hull-White Model,	Discount rate, Volatility and others
Debt securities		30,735,027	DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Interest rate, Underlying asset price, Correlation coefficient, Discount rate, Volatility and others
Equity securities		336,389	DCF Model	Interest rate, Discount rate and others
Loans		239,412	DCF Model	Interest rate, Discount rate and others

Sub-total	￦	31,476,070

Derivatives held for trading		2,398,831	DCF Model, FDM, Closed Form, Option Model, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others	Underlying asset Index, Discount rate, Volatility, Correlation coefficient, Interest rate, PD, Credit Spread. Foreign exchange rate, Stock price, Dividend rate and others
Derivatives held for hedging		182,075	DCF Model, Closed Form, FDM	Discount rate, Volatility, Foreign exchange rate and Others
Financial assets measured at fair value through other comprehensive income
Debt securities		29,320,282	DCF Model, Option model, Market value approach	Discount rate, Underlying asset Index, Volatility, and others
Equity securities		69,280	DCF Model, Black-Scholes Model	Discount rate, Underlying asset Index, Volatility, and others
Loans		375,098	DCF Model, Option Model	Discount rate, Underlying asset Index, Volatility, and others

Sub-total		29,764,660

Total	￦	63,821,636

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,482,302	DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others	Price of Underlying asset, interest rate, Discount rate, Dividend rate, Volatility and others
Derivatives held for trading		2,458,498	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Sholes Model, Hull and White Model, Option Model and others	Discount rate, Underlying asset Index, Volatility, Correlation coefficient, Interest rate, Stock price, Foreign exchange rate, Dividend rate, PD, Credit Spread, and others
Derivatives held for hedging		164,391	DCF Model, Closed Form, FDM and others	Discount rate, Volatility, Foreign exchange rate and others

Total	￦	4,105,191

Fair value hierarchy of financial assets and liabilities whose fair values are disclosed

The fair value hierarchy of financial assets and liabilities whose fair values are disclosed as of December 31, 2018 and 2019, are as follows:

	2018
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	3,338,863	￦	14,632,352	￦	2,300,046	￦	20,271,261
Loans at amortized cost		—		493,773		319,510,071		320,003,844
Securities measured at amortized cost		8,629,708		15,529,429		—		24,159,137
Other financial assets[2]		—		—		8,133,556		8,133,556

Total	￦	11,968,571	￦	30,655,554	￦	329,943,673	￦	372,567,798

Financial liabilities
Deposits[1]	￦	—	￦	127,265,703	￦	150,157,491	￦	277,423,194
Debts[3]		—		1,114,900		31,913,305		33,028,205
Debentures		—		48,680,196		5,091,368		53,771,564
Other financial liabilities[4]		—		—		19,833,885		19,833,885

Total	￦	—	￦	177,060,799	￦	206,996,049	￦	384,056,848

[1]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of the fair values.
[2]	Other financial assets of ￦ 8,133,556 million included in Level 3 are the carrying amounts which are reasonable approximation of fair values as of December 31, 2018.
[3]	Debts of ￦ 38,403 million included in Level 2 is the carrying amounts which are reasonable approximation of fair values as of December 31, 2018.
[4]	Other financial liabilities of ￦ 19,250,252 million included in Level 3 is the carrying amounts which are reasonable approximations of fair values as of December 31, 2018.

	2019
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	3,015,104	￦	13,812,640	￦	4,007,491	￦	20,835,235
Loans at amortized cost		—		372,988		340,463,896		340,836,884
Securities measured at amortized cost		9,587,770		16,979,656		3,068		26,570,494
Other financial assets[2]		—		—		9,147,059		9,147,059

Total	￦	12,602,874	￦	31,165,284	￦	353,621,514	￦	397,389,672

Financial liabilities
Deposits[1]	￦	—	￦	142,021,800	￦	164,026,491	￦	306,048,291
Debts[3]		—		1,469,263		36,339,681		37,808,944
Debentures		—		46,969,992		4,588,756		51,558,748
Other financial liabilities[4]		—		—		22,629,587		22,629,587

Total	￦	—	￦	190,461,055	￦	227,584,515	￦	418,045,570

[1]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of the fair values.
[2]	Other financial assets included in Level 3 are the carrying amounts which are reasonable approximation of fair values as of December 31, 2019.
[3]	Debts of ￦ 4,685 million included in Level 2 is the carrying amounts which are reasonable approximation of fair values as of December 31, 2019.

Valuation techniques and the inputs used in the fair value measurement

Financial assets and liabilities whose carrying amount is a reasonable approximation of fair value are not subject to disclose valuation techniques and inputs.

Valuation techniques and inputs of financial assets and liabilities whose fair values are disclosed and classified as Level 2 as of December 31, 2018 and 2019, are as follows:

	2018
	Fair value		Valuation technique	Inputs
	(In millions of Korean won)
Financial assets
Loans at amortized cost	￦	493,773	DCF Model	Discount rate
Securities measured at amortized cost		15,529,429	DCF Model	Discount rate
Financial liabilities
Debts		1,076,497	DCF Model	Discount rate
Debentures		48,680,196	DCF Model	Discount rate

	2019
	Fair value		Valuation technique	Inputs
	(In millions of Korean won)
Financial assets
Loans at amortized cost	￦	372,988	DCF Model	Discount rate
Securities measured at amortized cost		16,979,656	DCF Model, Monte Carlo Simulation	Discount rate, Interest rate
Financial liabilities
Debts		1,464,578	DCF Model	Discount rate
Debentures		46,969,992	DCF Model	Discount rate

Valuation techniques and inputs of financial assets and liabilities whose fair values are disclosed and classified as Level 3 as of December 31, 2018 and 2019, are as follows:

	2018
	Fair value		Valuation technique	Inputs
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	2,300,046	DCF Model	Credit spread, Other spread, Interest rates
Loans at amortized cost		319,510,071	DCF Model	Credit spread, Other spread, Early termination ratio, Interest rates

Total	￦	321,810,117

Financial liabilities
Deposits	￦	150,157,491	DCF Model	Other spread, Interest rates, Early termination ratio
Debts		31,913,305	DCF Model	Other spread, Interest rates
Debentures		5,091,368	DCF Model	Other spread, Interest rates
Other financial liabilities		583,633	DCF Model	Other spread, Interest rates

Total	￦	187,745,797

	2019
	Fair value		Valuation technique	Inputs
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	4,007,491	DCF Model	Credit spread, Other spread, Interest rates
Loans at amortized cost		340,463,896	DCF Model	Credit spread, Other spread, Early termination ratio, Interest rates
Securities at amortized cost		3,068	DCF Model	Interest rates

Total	￦	344,474,455

Financial liabilities
Deposits	￦	164,026,491	DCF Model	Other spread, Interest rates, Early termination ratio
Debts		36,339,681	DCF Model	Other spread, Interest rates
Debentures		4,588,756	DCF Model	Other spread, Interest rates

Total	￦	204,954,928

6.2 Level 3 of the Fair Value Hierarchy Disclosure

6.2.1 Valuation policy and process for fair value measurement categorized within Level 3

The Group uses external, independent and qualified third-party valuation service in addition to internal valuation models to determine the fair value of the Group’s assets at the end of every reporting period.

Where a reclassification between the levels of the fair value hierarchy occurs for a financial asset or liability, the Group’s policy is to recognize such transfers as having occurred at the beginning of the reporting period.

6.2.2 Changes in fair value (Level 3) measured using valuation technique based on unobservable in market

Details of changes in Level 3 of the fair value hierarchy for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Financial assets at fair value through profit or loss						Financial investments		Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Cash and due from financial institutions at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans at fair value through profit or loss		Financial assets measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading		Derivatives held for fair value hedging
	(In millions of Korean won)
Beginning[2]	￦	48,243	￦	6,106,716	￦	133,309	￦	1,187,217	￦	(8,687,892)	￦	96,354	￦	705
Total gains or losses
—Profit or loss		537		178,569		4,367		—		27,583		(247,194)		(116)
—Other comprehensive income		(37)		60,624		—		142,415		(8,597)		—		—
Purchases		—		3,011,701		184,655		83,566		—		7,706		—
Sales		—		(1,855,118)		(109,128)		(80,480)		—		(90,270)		—
Issues		—		—		—		—		(11,090,504)		(76,519)		—
Settlements		—		—		—		—		8,886,027		12,803		(589)
Transfers into Level 3[1]		—		2,103		—		—		—		(3,011)		—
Transfers out of Level 3[1]		—		(39,735)		—		—		—		—		—

Ending	￦	48,743	￦	7,464,860	￦	213,203	￦	1,332,718	￦	(10,873,383)	￦	(300,131)	￦	—

[1]	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data.
[2]	Prepared in accordance with IFRS 9.

	2019
	Financial assets at fair value through profit or loss						Financial investments		Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Cash and due from financial institutions at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans at fair value through profit or loss		Financial assets measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading		Derivatives held for fair value hedging
	(In millions of Korean won)
Beginning	￦	48,743	￦	7,464,860	￦	213,203	￦	1,332,718	￦	(10,873,383)	￦	(300,131)	￦	—
Total gains or losses
—Profit or loss		1,207		(66,208)		10,412		—		(1,285,157)		851,453		—
—Other comprehensive income		1,175		111,826		—		55,993		(25,538)		—		—
Purchases				4,544,254		154,005		95,359		—		—		—
Sales		—		(2,139,174)		(189,487)		(1,672)		—		(163,856)		—
Issues		—		—		—		—		(12,416,402)		(59,202)		—
Settlements		—		—		—		—		13,378,448		(1,316)		—
Transfers into Level 3[1]		—		851,457		—		—		—		(16,982)		—
Transfers out of Level 3[1]		—		(110,973)		—		—		—		—		—

Ending	￦	51,125	￦	10,656,042	￦	188,133	￦	1,482,398	￦	(11,222,032)	￦	309,966	￦	—

[1]	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data.

In relation to changes in Level 3 of the fair value hierarchy, total gains or losses recognized in profit or loss for the period, and total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period in the statements of comprehensive income for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017
	Net income(loss) from financial investments at fair value through profit or loss		Other operating income(loss)		Net interest income
	(In millions of Korean won)
Total gains or losses included in profit or loss for the period	￦	(289,141)	￦	(21,235)	￦	—
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period		48,333		(90,103)		—

	2018
	Net income(loss) from financial investments at fair value through profit or loss		Other operating income(loss)		Net interest income
	(In millions of Korean won)
Total gains or losses included in profit or loss for the period	￦	(36,466)	￦	(405)	￦	617
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period		144,674		(289)		43

	2019
	Net income(loss) from financial investments at fair value through profit or loss		Other operating income(loss)		Net interest income
	(In millions of Korean won)
Total gains or losses included in profit or loss for the period	￦	(489,703)	￦	1,388	￦	22
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period		(37,668)		1,331		—

6.2.3 Sensitivity Analysis of Changes in Unobservable Inputs

Information about fair value measurements using unobservable inputs as of December 31, 2018 and 2019, are as follows:

	2018
	Fair value		Valuation technique	Unobservable inputs	Range of unobservable inputs(%)			Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss

Cash and due from financial
institutions	￦	48,743	Option Model	Volatility of the underlying asset		11.25~31.28		The higher the volatility, the higher the fair value fluctuation
				Correlation		8.79		The higher the correlation, the higher the fair value fluctuation
Debt securities		7,093,315	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull-White Model, Black-Scholes Model, Option Model, Tree Model, Net Asset Value, Income approach, Market approach and others	Growth rate		0.29~2.20		The higher the growth rate, the higher the fair value
				Volatility of the underlying asset		11.25~41.00		The higher the sale price, the higher the fair value fluctuation
				Volatility of real estate price		-1.00~1.00		The higher the price of real estate, the higher the fair value
				Discount rate		1.19~11.30		The lower the discount rate, the higher the fair value
				Recovery rate		40.00		The higher the recovery rate, the higher the fair value
				Correlation between underlying asset		18.16~88.46		The higher the correlation coefficient, the higher the fair value fluctuation
Equity securities		371,545	Income approach, Market approach, Asset value approach, DCF Model, Comparable Company Analysis, Adjusted discount rate method, Dividend Discount Model, Usage of past transactions, Tree Model and others	Growth rate		0~2.20		The higher the growth rate, the higher the fair value
				Discount rate		1.19~21.96		The lower the discount rate, the higher the fair value
				Liquidation value		-1.00~1.00		The higher the liquidation value, the higher the fair value
				Volatility		11.25~39.94		The higher the volatility, the higher the fair value fluctuation
				Correlation		77.62~79.78		The higher the correlation, the higher the fair value fluctuation
				Recovery rate		40		The higher the recovery rate, the higher the fair value
Loans		213,203	Tree Model	Volatility of the stock price		13.11~49.28		The higher the volatility, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		50,824	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	Volatility of the underlying asset		14.00~50.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying asset		8.74~68.77		The higher the correlation, the higher the fair value fluctuation
Currency, interest rate and others		60,239	DCF Model, Hull and White Model, Monte Carlo Simulation, Tree Model	Loss given default		100.00		The higher the loss given default, the lower the fair value
				Volatility		1.00~36.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying asset		-46.89~90.11		The higher the absolute value of correlation, the higher the fair value fluctuation
Financial assets measured at fair value through other comprehensive income
Equity securities		1,332,718	Adjusted discount rate method, IMV Model, DCF Model, Comparable Company Analysis, Dividend discount model, Option Model, Net asset value method, Market approach, One Factor Hull-White Model and others	Growth rate		0~2.20		The higher the growth rate, the higher the fair value
				Discount rate		7.05~16.30		The lower the discount rate, the higher the fair value
				Volatility		17.62~25.14		The higher the volatility, the higher the fair value fluctuation

Total	￦	9,170,587

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Derivative-linked securities	￦	10,873,383	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model	Volatility of the underlying asset		1.00~115.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying asset		-49.00~90.11		The higher the absolute value of correlation, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		240,817	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	Volatility		2.00~54.00		The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying asset		4.27~70.17		The higher the absolute value of correlation, the higher the fair value fluctuation
Others		170,377	Monte Carlo Simulation, Hull and White Model, DCF Model, Closed form formula	Volatility	1.00~115.00		The higher the volatility, the higher the fair value fluctuation
				Volatility of the stock price	20.85		The higher the volatility, the higher the fair value fluctuation
				Volatility of the interest rate	0.69		The higher the volatility, the higher the fair value fluctuation
				Discount rate	2.19~2.26		The higher the discount rate, the lower the fair value
				Correlation between underlying asset	-49.00~90.11		The higher the absolute value of correlation, the higher the fair value fluctuation

Total	￦	11,284,577

	2019
	Fair value	Valuation technique	Unobservable inputs	Range of unobservable inputs(%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss
Cash and due from financial
institutions	51,125	Option Model	Volatility of the underlying asset	11.43~34.39	The higher the volatility, the higher the fair value fluctuation
			Correlation	-4.84	The higher the correlation, the higher the fair value fluctuation
Debt securities	10,132,766	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull-White Model, Black-Scholes Model, Option Model, Tree Model, Net Asset Value, Income approach, Market approach and others	Growth rate	-1.00~1.00	The higher the growth rate, the higher the fair value
			Volatility of underlying assets	1.00~48.00	The higher the volatility, the higher the fair value change
			Discount rate	0.75~17.37	The lower the discount rate, the higher the fair value
			Recovery rate	40.00	The higher the recovery rate, the higher the fair value
			Correlation between underlying asset	3.11~95.67	The higher the correlation coefficient, the higher the fair value change.
			Liquidation value	0.00	The higher the liquidation value, the higher the fair value
			Volatility of estate price	-1.00~1.00	The higher the sale price, the higher the fair value
Equity securities	523,276	Income approach, Market approach, Asset value approach, DCF Model, Comparable Company Analysis, Adjusted discount rate method, Dividend Discount Model, Usage of past transactions, Binomial Model and others	Growth rate	0.00~2.20	The higher the growth rate, the higher the fair value
			Discount rate	2.00~22.00	The lower the discount rate, the higher the fair value
			Liquidation value	-1.00~1.00	The higher the liquidation value, the higher the fair value
			Volatility	11.90	The higher the volatility, the higher the fair value fluctuation
Loans	188,133	Binomial Model, DCF Model	Volatility of the stock price	12.91~48.28	The higher the volatility, the higher the fair value fluctuation
			Discount rate	10.81	The lower the discount rate, the higher the fair value
Derivatives held for trading
Stock and index	416,486	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	Volatility of the underlying asset	9.75~52.00	The higher the volatility, the higher the fair value fluctuation
			Correlation between underlying asset	4.00~77.00	The higher the correlation, the higher the fair value fluctuation
Currency, interest rate and others	120,298	DCF Model, Hull-White Model	Volatility	2.00~58.00	The higher the volatility, the higher the fair value fluctuation
			Correlation between underlying asset	-49.00~90.00	The higher the absolute value of correlation, the higher the fair value fluctuation
Financial assets measured at fair value through other comprehensive income
Equity securities	1,482,398	Adjusted discount rate method, IMV Model, DCF Model, Comparable Company Analysis, Dividend discount model, Option Model, Net asset value method, Market approach, One Factor Hull-White Model and others	Growth rate	0.00~2.20	The higher the growth rate, the higher the fair value
			Discount rate	3.04~16.37	The lower the discount rate, the higher the fair value
			Volatility	20.97~34.87	The higher the volatility, the higher the fair value fluctuation

Total	￦ 12,914,482

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Derivative-linked securities	11,222,032	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model	Volatility of the underlying asset	1.00~58.00	The higher the volatility, the higher the fair value fluctuation
			Correlation between underlying asset	-49.00~90.00	The higher the absolute value of correlation, the higher the fair value fluctuation
Stock and index	54,341	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	Volatility	12.00~52.00	The higher the volatility, the higher the fair value fluctuation
			Correlation between underlying asset	9.00~77.00	The higher the absolute value of correlation, the higher the fair value fluctuation
Others	172,477	Monte Carlo Simulation, Hull and White Model, DCF Model, Closed form formula	Volatility	2.00~58.00	The higher the volatility, the higher the fair value fluctuation
			Volatility of the stock price	16.28	The higher the volatility, the higher the fair value fluctuation
			Volatility of the interest rate	0.52	The higher the volatility, the higher the fair value fluctuation
			Discount rate	1.94~2.00	The lower the discount rate, the higher the fair value
			Correlation between underlying asset	19.00~90.00	The higher the absolute value of correlation, the higher the fair value fluctuation

Total	11,448,850

Sensitivity analysis of changes in unobservable inputs

Sensitivity analysis of financial instruments is performed to measure favorable and unfavorable changes in the fair value of financial instruments which are affected by the unobservable parameters, using a statistical technique. When the fair value is affected by more than two input parameters, the amounts represent the most favorable or most unfavorable Level 3 financial instruments subject to sensitivity analysis are (i) equity-related derivatives, currency-related derivatives and interest rate related derivatives whose fair value changes are recognized in profit or loss, (ii) financial liabilities designated at fair value through profit or loss, and (iii) due from financial institutions, debt securities, equity securities and loan receivables whose fair value changes are recognized in profit or loss or other comprehensive income. If overlay approach is applied in accordance with IFRS 4, changes in fair value of financial assets at fair value through profit or loss are recognized as other comprehensive income.

The results of the sensitivity analysis from changes in inputs for the year ended December 31, 2018 and 2019 are as follows:

	2018
	Recognition in profit or loss				Other comprehensive income
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss[1]
Due from financial institutions	￦	4	￦	(2)	￦	32	￦	(47)
Debt securities[4]		20,261		(17,885)		2,183		(2,097)
Equity securities[3]		14,241		(10,162)		848		(656)
Loans		129		(46)		—		—
Derivatives held for trading[2]		27,639		(26,155)		—		—
Financial assets measured at fair value through other comprehensive income
Equity securities[3]		—		—		162,563		(86,094)

	￦	62,274	￦	(54,250)	￦	165,626	￦	(88,894)

Financial liabilities
Financial liabilities designated at fair value through profit or loss[1]	￦	146,135	￦	(157,361)	￦	—	￦	—
Derivatives held for trading[2]		112,827		(105,875)		—		—

	￦	258,962	￦	(263,236)	￦	—	￦	—

[1]

For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset by ± 10%.

[2]

For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate by ± 10% and the loss given default ratio, discount rate by ± 1%

[3]

For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate, or liquidation value (-1~1%) and discount rate.

[4]

Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).

	2019
	Recognition in profit or loss				Other comprehensive income
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss[1]
Due from financial institutions	￦	3	￦	(3)	￦	2	￦	(2)
Debt securities[4]		30,771		(27,062)		2,341		(2,276)
Equity securities[3]		24,456		(10,251)		1,110		(824)
Loans		6,362		(4,344)		—		—
Derivatives held for trading[2]		25,830		(29,317)		—		—
Financial assets measured at fair value through other comprehensive income
Equity securities[3]		—		—		214,268		(110,687)

	￦	87,422	￦	(70,977)	￦	217,721	￦	(113,789)

Financial liabilities
Financial liabilities designated at fair value through profit or loss[1]	￦	49,730	￦	(44,136)	￦	—	￦	—
Derivatives held for trading[2]		14,638		(13,572)		—		—

	￦	64,368	￦	(57,708)	￦	—	￦	—

[1]

For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset by ± 10%.

[2]

For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate by ± 10% and the loss given default ratio, discount rate by ± 1%

[3]	For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate.
[4]

Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).

6.2.4 Day One Gain or Loss

If the Group uses a valuation technique that incorporates data not obtained from observable markets for the fair value at initial recognition of financial instruments, there could be a difference between the transaction price and the amount determined using that valuation technique. In these circumstances, the fair value of financial instruments is recognized as the transaction price, and the difference is deferred and not recognized in profit or loss, and is amortized by using the straight-line method over the life of the financial instrument. When the fair value of the financial instruments is subsequently determined using observable market inputs, the remaining deferred amount is recognized in profit or loss.

The aggregate difference yet to be recognized in profit or loss at the beginning and end of the period and a reconciliation of changes in the balance of this difference for the years ended December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Balance at the beginning of the period	￦	22,814	￦	62,155
New transactions and others		131,504		168,225
Changes during the period		(92,163)		(184,613)

Balance at the end of the year	￦	62,155	￦	45,767

6.3 Carrying Amounts of Financial Instruments by Category

Financial assets and liabilities are measured at fair value or amortized cost. The measurement methodology by categories of financial instruments is addressed at Note 3.

The carrying amounts of financial assets and liabilities by category as of December 31, 2018 and 2019, are as follows:

	2018
	Financial instruments at fair value through profit or loss		Financial instruments measured at fair value through other comprehensive income				Financial instruments at amortized cost		Derivatives held for hedging		Total
			Financial assets measured at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	20,274,490	￦	—	￦	20,274,490
Financial assets at fair value through profit or loss		50,987,847		—		—		—		—		50,987,847
Derivatives		1,915,532		—		—		—		110,430		2,025,962
Loans at amortized cost		—		—		—		319,201,603		—		319,201,603
Financial investments		—		35,633,456		2,370,116		23,661,522		—		61,665,094
Other financial assets		—		—		—		8,133,556		—		8,133,556

Total	￦	52,903,379	￦	35,633,456	￦	2,370,116	￦	371,271,171	￦	110,430	￦	462,288,552

	2018
	Financial instruments at fair value through profit or loss
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,823,820	￦	12,503,039	￦	—	￦	—	￦	15,326,859
Derivatives		2,724,994		—		—		176,253		2,901,247
Deposits		—		—		276,770,449		—		276,770,449
Debts		—		—		33,004,834		—		33,004,834
Debentures		—		—		53,278,697		—		53,278,697
Other financial liabilities		—		—		19,828,307		—		19,828,307

Total	￦	5,548,814	￦	12,503,039	￦	382,882,287	￦	176,253	￦	401,110,393

	2019
	Financial instruments at fair value through profit or loss		Financial instruments measured at fair value through other comprehensive income				Financial instruments at amortized cost		Derivatives held for hedging		Total
			Financial assets measured at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	20,837,878	￦	—	￦	20,837,878
Financial assets at fair value through profit or loss		53,549,086		—		—		—		—		53,549,086
Derivatives		3,008,598		—		—		—		182,075		3,190,673
Loans at amortized cost		—		—		—		339,684,059		—		339,684,059
Financial investments		—		43,931,946		2,504,105		25,346,555		—		71,782,606
Other financial assets		—		—		—		9,147,059		—		9,147,059

Total	￦	56,557,684	￦	43,931,946	￦	2,504,105	￦	395,015,551	￦	182,075	￦	498,191,361

	2019
	Financial instruments at fair value through profit or loss
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,663,327	￦	12,704,826	￦	—	￦	—	￦	15,368,153
Derivatives		2,842,950		—		—		164,391		3,007,341
Deposits		—		—		305,592,771		—		305,592,771
Debts		—		—		37,818,860		—		37,818,860
Debentures		—		—		50,935,583		—		50,935,583
Other financial liabilities		—		—		22,629,587		—		22,629,587

Total	￦	5,506,277	￦	12,704,826	￦	416,976,801	￦	164,391	￦	435,352,295

6.4 Transfer of Financial Assets

Transferred financial assets that are derecognized in their entirety

The Group transferred loans and other financial assets that are derecognized in their entirety to SPEs (special purpose entity), while the maximum exposure to loss (carrying amount) from its continuing involvement in the derecognized financial assets as of December 31, 2018 and 2019, are as follows:

	2018
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement in statement of financial position		Fair value of continuing involvement
			(In millions of Korean won)
Discovery ABS Second Co., Ltd.	Subordinate debt	Financial assets at fair value through profit or loss	￦	6,205	￦	6,205
FK1411 Co., Ltd.	Subordinate debt	Financial assets at fair value through profit or loss		8,883		8,883
AP 3B ABS Ltd.	Subordinate debt	Financial assets at fair value through profit or loss		5,512		5,512
AP 4D ABS Ltd.[1]	Subordinated debt	Financial assets at fair value through profit or loss		13,494		13,494

		Total	￦	34,094	￦	34,094

[1]

The recovered portion in excess of the consideration paid attributable to adjustments based on the agreement with the National Happiness Fund for non-performing loans amounts to ￦ 13,731 million as at December 31, 2018.

	2019
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement in statement of financial position		Fair value of continuing involvement
			(In millions of Korean won)
Discovery ABS Second Co., Ltd.	Subordinate debt	Financial assets at fair value through profit or loss	￦	5,596	￦	5,596
FK1411 Co., Ltd.	Subordinate debt	Financial assets at fair value through profit or loss		5,428		5,428
AP 3B ABS Ltd.	Subordinate debt	Financial assets at fair value through profit or loss		3,205		3,205
AP 4D ABS Ltd.	Subordinated debt	Financial assets at fair value through profit or loss		6,175		6,175

		Total	￦	20,404	￦	20,404

Transferred financial assets that are not derecognized in their entirety

The Group securitized the loans and issued the asset-backed debentures. The senior debentures and related securitized assets as of December 31, 2018 and 2019, are as follows:

	2018[2]
	Carrying amount of underlying assets		Carrying amount of senior debentures
	(In millions of Korean won)
KB Kookmin Card Third Securitization Co., Ltd.[1]	￦	627,630	￦	336,929
KB Kookmin Card Fourth Securitization Co., Ltd.[1]		587,760		333,296
KB Kookmin Card Fifth Securitization Co., Ltd.[1]		562,239		299,754

	￦	1,777,629	￦	969,979

	2019
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures
	(In millions of Korean won)
KB Kookmin Card Third Securitization Co., Ltd.[1]	￦	601,659	￦	592,358	￦	351,207	￦	342,204
KB Kookmin Card Fourth Securitization Co., Ltd.[1]		560,903		552,216		347,387		340,820
KB Kookmin Card Fifth Securitization Co., Ltd.[1]		542,861		534,630		299,795		304,835
KB Kookmin Card Sixth Securitization Co., Ltd.[1]		795,884		784,080		461,909		469,600

	￦	2,501,307	￦	2,463,284	￦	1,460,298	￦	1,457,459

[1]

The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.

[2]	The Carrying amounts of Underlying assets and senior debentures are similar to the Fair value amounts of those as of December 31, 2018.

The Group transferred the beneficiary certificates to Yuanta Securities at ￦ 74,853 million and entered into a total return swap contract. If the fair value of the transferred asset changes, the risk is attributed to the company in accordance with the contract.

Securities under repurchase agreements and loaned securities

The Group continues to recognize the financial assets related to repurchase agreements and securities lending transactions on the statements of financial position since those transactions are not qualified for derecognition even though the Group transfers the financial assets. A financial asset is sold under a repurchase agreement to repurchase the same asset at a fixed price, or loaned under a securities lending agreement to be returned as the same asset. Thus, the Group retains substantially all the risks and rewards of ownership of the financial asset. The amounts of transferred assets and related liabilities as of December 31, 2018 and 2019, are as follows:

	2018
	Carrying amount of transferred assets		Carrying amount of related liabilities
	(In millions of Korean won)
Repurchase agreements[1]	￦	9,176,947	￦	8,784,896
Loaned securities
Government bond		1,160,362		—
Stock		58,171		—

Total	￦	10,395,480	￦	8,784,896

	2019
	Carrying amount of transferred assets		Carrying amount of related liabilities
	(In millions of Korean won)
Repurchase agreements[1]	￦	9,292,858	￦	8,884,847
Loaned securities
Government bond		2,259,096		—
Stock		25,725		—

Total	￦	11,577,679	￦	8,884,847

[1]	The bond sold under repurchase agreements amounts to ￦ 3,162,000 million and ￦ 4,126,274 million as of December 31, 2018 and 2019, respectively.

6.5 Offsetting Financial Assets and Financial Liabilities

The Group enters into International Swaps and Derivatives Association (“ISDA”) master netting agreements and other similar arrangements with the Group’s derivative and spot exchange counterparties. Similar netting agreements are also entered into with the Group’s reverse repurchase, securities and others. Pursuant to these agreements, in the event of default by one party, contracts are to be terminated and receivables and payables are to be offset. Further, as the law allows for the right to offset, domestic uncollected receivables balances and domestic accrued liabilities balances are shown in its net settlement balance in the consolidated statement of financial position.

Details of financial assets subject to offsetting, enforceable master netting arrangements or similar agreement as of December 31, 2018 and 2019, are as follows:

	2018
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Non-offsetting amount
							Financial instruments		Cash collateral		Net amount
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	1,893,335	￦	—	￦	1,893,335	￦	(1,511,752)	￦	(5,101)	￦	486,912
Derivatives held for hedging		110,430		—		110,430
Receivable spot exchange		2,222,164		—		2,222,164		(2,213,967)		—		8,197
Reverse repurchase agreements		3,411,700		—		3,411,700		(3,332,700)		—		79,000
Domestic exchange settlement debits		27,723,990		(26,992,637)		731,353		—		—		731,353
Other financial instruments		1,157,569		(1,103,015)		54,554		(3,932)		—		50,622

Total	￦	36,519,188	￦	(28,095,652)	￦	8,423,536	￦	(7,062,351)	￦	(5,101)	￦	1,356,084

	2019
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	3,043,757	￦	—	￦	3,043,757	￦	(2,122,160)	￦	(288,040)	￦	815,632
Derivatives held for hedging		182,075		—		182,075
Receivable spot exchange		3,051,390		—		3,051,390		(3,050,116)		—		1,274
Reverse repurchase agreements		6,507,646		—		6,507,646		(6,507,046)		—		600
Domestic exchange settlement debits		31,344,009		(30,794,160)		549,849		—		—		549,849
Other financial instruments		1,043,320		(1,022,977)		20,343		(2,492)		—		17,851

Total	￦	45,172,197	￦	(31,817,137)	￦	13,355,060	￦	(11,681,814)	￦	(288,040)	￦	1,385,206

Details of financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreement as of December 31, 2018 and 2019, are as follows:

	2018
	Gross liabilities		Gross asset offset		Net amounts presented in the statement of financial position		Non-offsetting amount
							Financial instruments		Cash collateral		Net amount
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	2,557,169	￦	—	￦	2,557,169	￦	(1,965,456)	￦	(47,746)	￦	720,220
Derivatives held for hedging		176,253		—		176,253		—		—		—
Payable spot exchange		2,219,980		—		2,219,980		(2,208,302)		—		11,678
Repurchase agreements[1]		11,946,896		—		11,946,896		(11,862,096)		—		84,800
Securities borrowing agreements		2,745,906		—		2,745,906		(2,745,906)		—		—
Domestic exchange settlement credits		28,672,551		(26,992,637)		1,679,914		(1,679,914)		—		—
Other financial instruments		1,151,697		(1,103,015)		48,682		(3,932)		—		44,750

Total	￦	49,470,452	￦	(28,095,652)	￦	21,374,800	￦	(20,465,606)	￦	(47,746)	￦	861,448

[1]	Includes repurchase agreements sold to customers.

	2019
	Gross liabilities		Gross asset offset		Net amounts presented in the statement of financial position		Non-offsetting amount
							Financial instruments		Cash collateral		Net amount
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	2,936,638	￦	—	￦	2,936,638	￦	(2,182,243)	￦	(92,565)	￦	826,221
Derivatives held for hedging		164,391		—		164,391		—		—		—
Payable spot exchange		3,050,982		—		3,050,982		(3,034,679)		—		16,303
Repurchase agreements[1]		13,011,121		—		13,011,121		(13,000,321)		—		10,800
Securities borrowing agreements		2,583,092		—		2,583,092		(2,583,092)		—		—
Domestic exchange settlement credits		32,867,423		(30,794,160)		2,073,263		(2,073,263)		—		—
Other financial instruments		1,156,345		(1,022,977)		133,368		(2,492)		—		130,876

Total	￦	55,769,992	￦	(31,817,137)	￦	23,952,855	￦	(22,876,090)	￦	(92,565)	￦	984,200